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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 05415

                          Morgan Stanley Utilities Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY UTILITIES FUND

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

NUMBER OF
  SHARES                                                                VALUE
---------                                                           ------------
            COMMON STOCKS (96.9%)
            Electric Utilities (61.5%)
1,045,000   AES Corp. (The)*                                        $ 17,169,350
  360,000   Allegheny Energy, Inc.*                                   11,059,200
  430,000   Ameren Corp.                                              23,000,700
  585,000   American Electric Power Co., Inc.                         23,224,500
  300,000   CenterPoint Energy, Inc.                                   4,461,000
  365,470   Cinergy Corp.                                             16,230,523
  440,000   CMS Energy Corp.*                                          7,238,000
  310,000   Consolidated Edison, Inc.                                 15,050,500
  522,000   Constellation Energy Group, Inc.                          32,155,200
  365,000   Dominion Resources, Inc.                                  31,441,100
  309,000   DPL, Inc.                                                  8,590,200
  630,724   Duke Energy Corp.                                         18,398,219
  785,000   Edison International                                      37,114,800
  415,000   Entergy Corp.                                             30,842,800
  660,000   Exelon Corp.                                              35,270,400
  420,000   FirstEnergy Corp.                                         21,890,400
  705,000   FPL Group, Inc.                                           33,558,000
  310,000   NRG Energy, Inc.*                                         13,206,000
  770,000   NSTAR                                                     22,268,400
  585,000   PG&E Corp.                                                22,961,250
  398,000   Pinnacle West Capital Corp.                               17,543,840
  335,000   PNM Resources, Inc.                                        9,604,450
1,000,000   PPL Corp.                                                 32,330,000
  480,000   Reliant Energy, Inc.*                                      7,411,200
  630,000   SCANA Corp.                                               26,611,200
  520,000   Southern Co. (The)                                        18,595,200
  305,000   TECO Energy, Inc.                                          5,496,100
  325,000   TXU Corp.                                                 36,686,000
  255,000   Wisconsin Energy Corp.                                    10,179,600
                                                                    ------------
                                                                     589,588,132
                                                                    ------------
            Energy (21.0%)
  620,000   AGL Resources, Inc.                                       23,008,200
  155,000   Burlington Resources, Inc.                                12,604,600
  300,000   Equitable Resources, Inc.                                 11,718,000
  275,200   KeySpan Corp.                                             10,121,856
  165,000   Kinder Morgan, Inc.                                       15,866,400
  410,000   MDU Resources Group, Inc.                                 14,616,500
  375,700   New Jersey Resources Corp.                                17,274,686
  220,000   Peabody Energy Corp.                                      18,557,000
  380,000   Questar Corp.                                             33,485,600
  536,511   Sempra Energy                                             25,248,208
  765,000   Williams Companies, Inc. (The)                            19,163,250
                                                                    ------------
                                                                     201,664,300
                                                                    ------------
            Telecommunications (14.4%)
  329,900   ALLTEL Corp.                                              21,479,789
  561,000   BellSouth Corp.                                           14,754,300
  236,250   CenturyTel, Inc.                                           8,264,025
  760,000   Crown Castle International Corp.*                         18,718,800
  599,972   SBC Communications, Inc.                                  14,381,329
1,162,070   Sprint Nextel Corp.                                       27,634,025
  166,586   Telefonica de Espana S.A. (ADR) (Spain)                    8,216,021
  350,000   Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)         7,444,500
  320,160   Verizon Communications, Inc.                              10,466,030
  250,000   Vodafone Group PLC (ADR) (United Kingdom)                  6,492,500
                                                                    ------------
                                                                     137,851,319
                                                                    ------------
            TOTAL COMMON STOCKS
               (Cost $444,247,710)                                    929,103,751
                                                                    ------------

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
PRINCIPAL
AMOUNT IN                                                     COUPON    MATURITY
THOUSANDS                                                      RATE       DATE
---------                                                     ------    --------
            CORPORATE BONDS (1.5%)
            Electric Utilities (0.8%)
  $   485   Appalachian Power Co. (Series G)                    3.60%   05/15/08        471,969
      285   Carolina Power & Light Co.                         5.125    09/15/13        287,434
      585   Cleco Power LLC                                    5.375    05/01/13        589,343
      780   Commonwealth Edison Co. (Series 98)                 6.15    03/15/12        811,325
      425   Duquesne Light Co. (Series O)                       6.70    04/15/12        464,243
      115   Entergy Gulf States, Inc.                           3.60    06/01/08        110,491
      145   Entergy Gulf States, Inc.                           4.27+   12/01/09        145,514
      465   Exelon Corp.                                        6.75    05/01/11        499,016
      300   FirstEnergy Corp. (Series B)                        6.45    11/15/11        319,833
      200   Indianapolis Power & Light Co. - 144A**             6.30    07/01/13        212,503
      785   Jersey Central Power & Light Co. (Series MTN)       6.45    05/15/06        794,267
      245   Pacific Gas & Electric Co.                          6.05    03/01/34        255,776
      595   Pinnacle West Capital Corp.                         6.40    04/01/06        600,321
      650   Public Service Co. of New Mexico (Series B)         7.50    08/01/18        748,591
      700   Public Service Electric & Gas Co. (Series MTNB)     5.00    01/01/13        706,166
      355   Texas-New Mexico Power Co.                          6.25    01/15/09        367,775
      200   TXU Energy Co.                                      7.00    03/15/13        217,442
                                                                                   -------------
                                                                                      7,602,009
                                                                                   -------------
            Energy (0.0%)
      150   Panhandle Eastern Pipe Line Co.                     4.80    08/15/08        149,777
      110   Panhandle Eastern Pipe Line Co. (Series B)          2.75    03/15/07        106,947
       85   Sempra Energy                                      4.621    05/17/07         84,855
                                                                                   -------------
                                                                                        341,579
                                                                                   -------------
            Telecommunications (0.7%)
      124   AT&T Corp.                                          9.05    11/15/11        140,275
      725   AT&T Wireless Services, Inc.                       7.875    03/01/11        826,332
      210   AT&T Wireless Services, Inc.                        8.75    03/01/31        284,313
      595   Deutsche Telekom International Finance Corp. NV
               (Netherlands)                                    8.75    06/15/30        770,477
      735   France Telecom S.A. (France)                        8.50    03/01/31        988,029
      605   GTE Corp.                                           6.94    04/15/28        663,314
      400   SBC Communications, Inc.                            5.75    05/02/06        403,040
      255   SBC Communications, Inc.                            6.45    06/15/34        270,444
      420   Sprint Capital Corp.                               8.375    03/15/12        494,902
      400   Sprint Capital Corp.                                8.75    03/15/32        538,010
      935   Verizon Global Funding Corp.                       6.875    06/15/12      1,032,884
      600   Vodafone Airtouch PLC (United Kingdom)              7.75    02/15/10        669,876
                                                                                   ------------
                                                                                      7,081,896
                                                                                   ------------
            TOTAL CORPORATE BONDS
               (Cost $14,470,003)                                                    15,025,484
                                                                                   ------------
            SHORT-TERM INVESTMENT (1.4%)
            REPURCHASE AGREEMENT
   13,403   Joint repurchase agreement account
            (dated 9/30/05; proceeds $13,407,272) (a)
               (Cost $13,403,000)                              3.825    10/03/05     13,403,000
                                                                                   ------------
            TOTAL INVESTMENTS
               (Cost $472,120,713) (b)                                      99.8%   957,532,235
            OTHER ASSETS IN EXCESS OF LIABILITIES                            0.2      2,136,033
                                                                        --------   ------------
            NET ASSETS                                                     100.0%  $959,668,268
                                                                        ========   ============

----------
ADR  American Depositary Receipt.

*    Non-income producing security.

**   Resale is restricted to qualified institutional investors.

+ Floating rate security, rate shown is the rate in effect at September 30, 2005.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $485,544,823 and the aggregate gross unrealized depreciation is $133,301, resulting in net unrealized appreciation of $485,411,522.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Utilities Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
November 21, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
November 21, 2005


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
November 21, 2005


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